Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table provides supplemental disclosure of cash flow information (in millions):

	Nine Months Ended September 30,
	2020	2019
Cash paid during the period for interest, net of amounts capitalized	$527	$542
Non-cash distributions to affiliates for conveyance of assets	5	348

The following table provides supplemental disclosure of cash flow information (in millions):

	Year Ended December 31,
	2019	2018	2017
Cash paid during the period for interest, net of amounts capitalized	$678	$604	$438
Non-cash distributions to affiliates for conveyance of assets	351	—	—